UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 44.3%
Consumer Discretionary 2.2%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	46,035
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	24,850
8.0%, 3/15/2014	20,000	16,600
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	93,775
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	6,643,290
Comcast Corp., 5.5%, 3/15/2011 (a)	5,000,000	5,202,680
CSC Holdings, Inc.:
6.75%, 4/15/2012	50,000	48,250
Series B, 7.625%, 4/1/2011	35,000	34,650
DirecTV Holdings LLC, 7.625%, 5/15/2016	140,000	136,150
DISH DBS Corp.:

6.375%, 10/1/2011	85,000	82,450
6.625%, 10/1/2014	59,000	54,427
7.125%, 2/1/2016	50,000	46,625
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (b)	38,000	35,150
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,029,013
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	44,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	25,350
Hertz Corp., 8.875%, 1/1/2014	90,000	82,800
Home Depot, Inc., 0.749% ***, 12/16/2009	2,665,000	2,656,872
Idearc, Inc., 8.0%, 11/15/2016 **	115,000	3,019
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	34,875
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	31,000	24,955
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,074,460
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	82,500
Lamar Media Corp., Series C, 6.625%, 8/15/2015	30,000	25,350
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	58,407
Norcraft Holdings LP, 9.75%, 9/1/2012	10,000	9,350
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	84,787
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014	55,000	37,950
Shaw Communications, Inc., 8.25%, 4/11/2010	1,430,000	1,469,325
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	24,000
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	28,000
Target Corp., 1.111% ***, 8/7/2009	5,000,000	5,003,325
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,683,448
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	5,118,810
Videotron Ltd., 9.125%, 4/15/2018	15,000	15,244

		44,080,772
Consumer Staples 2.9%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,813
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	9,230,000	9,312,322
Campbell Soup Co., 3.375%, 8/15/2014	8,855,000	8,844,861
Coca-Cola Enterprises, Inc., 3.75%, 3/1/2012	4,090,000	4,244,704
ConAgra Foods, Inc., 7.875%, 9/15/2010	1,056,000	1,119,135
CVS Caremark Corp., 0.968% ***, 6/1/2010	6,000,000	5,957,454
Delhaize America, Inc., 8.05%, 4/15/2027	45,000	46,239
Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	1,400,000	1,449,339
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,106,059
Kraft Foods, Inc., 1.456% ***, 8/11/2010	5,000,000	4,953,175
PepsiAmericas, Inc., 4.375%, 2/15/2014	1,915,000	1,928,920
Procter & Gamble Co., 4.6%, 1/15/2014	4,735,000	4,979,714
Reynolds American, Inc.:
1.329% ***, 6/15/2011	5,000,000	4,676,330
6.5%, 7/15/2010	5,000,000	5,117,250
Viskase Companies, Inc., 11.5%, 6/15/2011	155,000	113,150

		58,863,465
Energy 2.8%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	890,000	904,851
7.625%, 3/15/2014	4,500,000	4,878,499
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	100,000	94,250
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	58,988
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,565,990
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	6,200
Chesapeake Energy Corp.:

6.25%, 1/15/2018	35,000	29,050
6.875%, 1/15/2016	155,000	136,787
7.25%, 12/15/2018	105,000	91,350
7.5%, 6/15/2014	40,000	37,900
Chevron Corp., 3.45%, 3/3/2012	9,000,000	9,283,482
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	4,846,215
El Paso Corp.:
7.25%, 6/1/2018	35,000	32,315
9.625%, 5/15/2012	50,000	50,350
Enterprise Products Operating LLP:
4.6%, 8/1/2012	5,770,000	5,809,467
4.95%, 6/1/2010	5,000,000	5,073,815
Series M, 5.65%, 4/1/2013	1,175,000	1,203,823
Forest Oil Corp., 7.25%, 6/15/2019	30,000	26,850
Frontier Oil Corp.:
6.625%, 10/1/2011	40,000	39,000
8.5%, 9/15/2016	80,000	80,600
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,274,386
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,215,984
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	183,787
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	3,680,000	3,719,442
Marathon Oil Corp., 6.5%, 2/15/2014	3,080,000	3,292,674
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	50,050
8.0%, 5/15/2017	75,000	62,250
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	81,788
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	48,563
8.25%, 12/15/2014	145,000	95,700
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	904,034
Petrohawk Energy Corp.:
7.875%, 6/1/2015	35,000	32,375
9.125%, 7/15/2013	50,000	49,750
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	43,750
7.625%, 6/1/2018	95,000	85,263
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	105,300
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	62,725
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	75,000	72,000
Stone Energy Corp., 6.75%, 12/15/2014	60,000	37,800
Tesoro Corp., 6.5%, 6/1/2017	80,000	68,400
Whiting Petroleum Corp.:
7.25%, 5/1/2012	105,000	100,537
7.25%, 5/1/2013	30,000	28,425
Williams Companies, Inc., 8.125%, 3/15/2012	143,000	148,198

		56,012,963
Financials 24.6%
African Development Bank, 3.0%, 5/27/2014	9,230,000	9,053,273
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,016,400
American General Finance Corp., Series J, 0.879% ***, 12/15/2011	12,000,000	7,661,568
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,094,513
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	20,867
Asian Development Bank, 2.75%, 5/21/2014	4,382,000	4,301,809
Australia & New Zealand Banking Group Ltd.:
144A, 0.893% ***, 6/18/2012	2,770,000	2,758,045

144A, 1.314% ***, 12/17/2010	9,230,000	9,223,677
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	10,965,165
Barclays Bank PLC:
1.424% ***, 3/16/2012	4,600,000	4,616,928
144A, 2.7%, 3/5/2012	8,010,000	8,113,722
3.0% ***, 8/10/2009	6,665,000	6,665,000
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,265,688
Berkshire Hathaway Finance Corp., 144A, 4.0%, 4/15/2012	4,500,000	4,650,714
BP Capital Markets PLC, 3.125%, 3/10/2012	7,390,000	7,538,561
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **	30,000	4,200
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	6,661,423
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	4,179,196
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	6,182,145
Citigroup, Inc.:
5.25%, 2/27/2012	10,000,000	9,765,000
6.5%, 8/19/2013	15,000	14,571
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,265,668
Commonwealth Bank of Australia:
144A, 1.03% ***, 12/10/2012	3,080,000	3,080,308
144A, 1.108% ***, 6/25/2014	15,000,000	14,927,745
1.863% ***, 7/27/2012	9,200,000	9,320,152
144A, 2.5%, 12/10/2012	6,460,000	6,484,445
144A, 5.0%, 11/6/2012	5,000,000	5,063,970
Conproca SA de CV, REG S, 12.0%, 6/16/2010	100,170	103,426
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	7,043,617
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	9,776,425
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,165,360
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023	15,000,000	12,907,500
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,289,820
Dexia Credit Local, 144A, 1.262% ***, 9/23/2011	9,230,000	9,200,039
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,090,009
EnCana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,602,561
European Bank for Reconstruction & Development, 1.25%, 6/10/2011	9,230,000	9,205,079
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	249,000	215,370
7.875%, 6/15/2010	130,000	123,482
General Electric Capital Corp., 5.9%, 5/13/2014	9,305,000	9,497,251
GMAC, Inc., 144A, 6.875%, 9/15/2011	264,000	231,000
Hartford Financial Services Group, Inc., 7.9%, 6/15/2010 (a)	3,950,000	3,944,063
Hexion US Finance Corp., 9.75%, 11/15/2014	30,000	13,500
HSBC Finance Corp.:
5.25%, 1/15/2014	9,600,000	9,426,288
5.9%, 6/19/2012	12,000,000	12,085,464
Inmarsat Finance II PLC, 10.375%, 11/15/2012	135,000	139,725
Inter-American Development Bank, 1.5%, 6/23/2011	9,140,000	9,156,452
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,141,344
JPMorgan Chase & Co., 4.65%, 6/1/2014	13,850,000	13,813,464
KeyCorp, Series H, 6.5%, 5/14/2013	5,190,000	5,170,911
Lloyds TSB Bank PLC:
144A, 2.028% ***, 4/1/2011	9,000,000	8,984,529
144A, 2.3%, 4/1/2011	4,620,000	4,657,588
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	8,640,000	8,792,461
Monumental Global Funding II, 144A, 0.659% ***, 9/22/2009	9,300,000	9,286,031
Morgan Stanley:
Series F, 5.625%, 1/9/2012	6,850,000	7,010,338
6.0%, 5/13/2014	3,750,000	3,796,755

NiSource Finance Corp., 7.875%, 11/15/2010	90,000	92,960
Northern Trust Corp., 4.625%, 5/1/2014	2,770,000	2,846,474
Novartis Capital Corp., 4.125%, 2/10/2014	4,395,000	4,524,081
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	84,500
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,153,347
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,315,793
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	9,723,722
Prudential Financial, Inc., 6.2%, 1/15/2015	2,770,000	2,707,924
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	50,000	50,000
Rabobank Nederland-Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	9,230,000	9,206,325
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	19,689
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	3,000,000	3,018,801
8.95%, 5/1/2014	5,680,000	6,311,877
Simon Property Group LP (REIT), 5.6%, 9/1/2011	4,500,000	4,551,264
Societe Financement de l’Economie Francaise, 144A, 2.25%, 6/11/2012	11,290,000	11,282,097
Sovereign Bancorp., Inc., 4.8%, 9/1/2010	4,500,000	4,395,578
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	44,494
8.375%, 3/15/2012	20,000	19,700
Suncorp-Metway Ltd., 144A, 0.989% ***, 12/17/2010	12,000,000	11,975,256
Telecom Italia Capital SA:
5.25%, 11/15/2013	4,600,000	4,510,705
6.175%, 6/18/2014	6,150,000	6,219,347
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,158,742
Textron Financial Corp., 5.4%, 4/28/2013	5,000,000	4,093,840
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014	8,445,000	8,813,709
Universal City Development Partners Ltd., 11.75%, 4/1/2010	155,000	147,638
Verizon Wireless Capital LLC:
144A, 3.75%, 5/20/2011	4,620,000	4,714,585
144A, 5.25%, 2/1/2012	6,750,000	7,118,962
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	92,625
Wachovia Bank NA, 7.8%, 8/18/2010	7,650,000	7,961,508
Westpac Securities NZ Ltd., 144A, 2.5%, 5/25/2012	4,750,000	4,715,895
Wind Acquisition Finance SA, 144A, 10.75%, 12/1/2015	75,000	75,000

		496,711,043
Health Care 2.9%
AstraZeneca PLC, 0.948% ***, 9/11/2009	7,000,000	7,003,059
Boston Scientific Corp., 6.0%, 6/15/2011	70,000	69,825
Community Health Systems, Inc., 8.875%, 7/15/2015	180,000	176,400
Eli Lilly & Co., 3.55%, 3/6/2012	4,750,000	4,920,910
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,680,188
6.25%, 6/15/2014	1,835,000	1,941,628
HCA, Inc.:
9.125%, 11/15/2014	45,000	44,550
9.25%, 11/15/2016	270,000	265,950
9.625%, 11/15/2016 (PIK)	105,000	103,950
McKesson Corp., 6.5%, 2/15/2014	1,680,000	1,792,424
Medtronic, Inc., 4.5%, 3/15/2014	4,020,000	4,164,161
Merck & Co., Inc., 1.875%, 6/30/2011	7,075,000	7,084,049
Pfizer, Inc., 4.45%, 3/15/2012	8,000,000	8,393,912
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	8,675,000	9,119,984
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	65,275

Wyeth, 5.5%, 2/1/2014	7,380,000	7,898,319

		57,724,584
Industrials 1.2%
Actuant Corp., 6.875%, 6/15/2017	30,000	27,300
Allied Waste North America, Inc., 6.5%, 11/15/2010	100,000	101,750
ARAMARK Corp., 8.5%, 2/1/2015	20,000	19,400
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,638,744
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	89,537
Belden, Inc., 7.0%, 3/15/2017	35,000	30,975
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	94,000
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	10,600,000	11,339,997
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	37,500
Esco Corp., 144A, 4.504% ***, 12/15/2013	260,000	203,125
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,159,994
General Dynamics Corp., 1.8%, 7/15/2011	3,610,000	3,603,408
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,930,000	2,113,518
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	27,280
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	55,000	46,200
9.375%, 5/1/2012	145,000	137,750
Mobile Mini, Inc., 9.75%, 8/1/2014	55,000	52,663
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	41,000
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	145,000	7,431
Titan International, Inc., 8.0%, 1/15/2012	140,000	126,700
TransDigm, Inc., 7.75%, 7/15/2014	30,000	28,500
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	49,050
US Concrete, Inc., 8.375%, 4/1/2014	30,000	19,650

		24,995,472
Information Technology 1.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	27,240
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,381,073
Dell, Inc., 3.375%, 6/15/2012	1,980,000	2,015,517
Hewlett-Packard Co.:
2.25%, 5/27/2011	2,880,000	2,888,772
2.95%, 8/15/2012	1,610,000	1,621,904
4.25%, 2/24/2012	9,000,000	9,393,660
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	88,750
Series B, 6.375%, 10/15/2015	60,000	54,450
7.625%, 6/15/2012	165,000	165,413
MasTec, Inc., 7.625%, 2/1/2017	55,000	47,644
Oracle Corp., 3.75%, 7/8/2014 (c)	6,120,000	6,122,754
Vangent, Inc., 9.625%, 2/15/2015	35,000	29,050
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	2,795,327
7.125%, 6/15/2010	5,000,000	5,162,500

		37,794,054
Materials 0.8%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	16,250
ARCO Chemical Co., 9.8%, 2/1/2020 **	315,000	99,225
Cascades, Inc., 7.25%, 2/15/2013	17,000	14,833
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	75,000	51,375
CPG International I, Inc., 10.5%, 7/1/2013	90,000	50,400
Dow Chemical Co., 7.6%, 5/15/2014	9,000,000	9,270,009

Exopack Holding Corp., 11.25%, 2/1/2014	115,000	94,300
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	130,000	131,300
8.375%, 4/1/2017	245,000	246,837
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	62,745	40,785
10.0%, 3/31/2015	62,080	40,352
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	32,550
9.5%, 12/1/2011	50,000	51,500
Hexcel Corp., 6.75%, 2/1/2015	280,000	259,700
Huntsman LLC, 11.625%, 10/15/2010	60,000	61,500
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	125,000	112,187
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	11,500
NewMarket Corp., 7.125%, 12/15/2016	80,000	72,000
NewPage Corp., 10.0%, 5/1/2012	75,000	36,000
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	5,770,000	5,954,600
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	80,000	73,100
The Mosaic Co., 144A, 7.375%, 12/1/2014	205,000	211,150

		16,931,453
Telecommunication Services 1.1%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,507,555
Centennial Communications Corp., 10.125%, 6/15/2013	3,280,000	3,382,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	146,000	133,590
8.375%, 1/15/2014	60,000	55,500
France Telecom SA, 4.375%, 7/8/2014 (c)	11,090,000	11,176,269
Intelsat Corp., 144A, 9.25%, 6/15/2016	245,000	234,587
iPCS, Inc., 3.153% ***, 5/1/2013	30,000	23,700
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	192,613
Qwest Corp.:
7.875%, 9/1/2011	5,130,000	5,130,000
8.875%, 3/15/2012	35,000	35,263
Windstream Corp.:
7.0%, 3/15/2019	60,000	52,200
8.625%, 8/1/2016	20,000	19,150

		21,942,927
Utilities 3.9%
AES Corp.:
8.0%, 6/1/2020	40,000	35,900
144A, 8.75%, 5/15/2013	340,000	345,100
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	381,000	396,428
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,547,319
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,611,003
CMS Energy Corp., 8.5%, 4/15/2011	241,000	249,445
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,482,274
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,500,000	5,561,473
Series J, 6.0%, 2/15/2014	3,270,000	3,449,932
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,611,067
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,279,435
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	9,230,000	9,633,905
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,228,757
Knight, Inc., 6.5%, 9/1/2012	105,000	102,638
Korea Hydro & Nuclear Power Co., Ltd., 144A, 6.25%, 6/17/2014	5,170,000	5,157,189

Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	29,925
Mirant North America LLC, 7.375%, 12/31/2013	50,000	48,000
Northern States Power Co., 6.875%, 8/1/2009	5,000,000	5,015,905
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	111,550
7.375%, 2/1/2016	110,000	104,087
7.375%, 1/15/2017	100,000	94,250
NV Energy, Inc.:
6.75%, 8/15/2017	95,000	86,054
8.625%, 3/15/2014	33,000	32,505
Orion Power Holdings, Inc., 12.0%, 5/1/2010	180,000	186,300
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,587,170
Virginia Electric & Power Co., Series B, 4.5%, 12/15/2010	8,000,000	8,194,040

		79,181,651

Total Corporate Bonds (Cost $887,712,838)		894,238,384
Asset-Backed 8.6%
Automobile Receivables 2.7%
AmeriCredit Automobile Receivables Trust, “A3”, Series 2005-DA, 4.87%, 12/6/2010	76,798	76,829
AmeriCredit Prime Automobile Receivables, “C”, Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,288,608
Capital Auto Receivables Asset Trust:
“A3A”, Series 2006-2, 4.98%, 5/15/2011	3,260,612	3,312,439
“A3A”, Series 2007-3, 5.02%, 9/15/2011	3,552,171	3,617,060
“B”, Series 2006-1, 5.26%, 10/15/2010	4,078,000	4,105,872
CPS Auto Trust, “A4”, Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	9,315,566
Ford Credit Auto Owner Trust:
“A2”, Series 2009-B, 2.1%, 11/15/2011	2,308,000	2,309,388
“A4”, Series 2006-A, 5.07%, 12/15/2010	2,470,412	2,505,274
“A3A”, Series 2007-B, 5.15%, 11/15/2011	2,283,000	2,340,883
“B”, Series 2007-A, 5.6%, 10/15/2012	5,000,000	4,436,718
“B”, Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,188,280
GS Auto Loan Trust, “C”, Series 2006-1, 5.85%, 1/15/2014	1,798,585	1,752,479
Nissan Auto Receivables Owner Trust:
“A3”, Series 2008-B, 4.46%, 4/16/2012	2,791,000	2,869,124
“A4”, Series 2006-A, 4.77%, 7/15/2011	2,857,109	2,892,913
USAA Auto Owner Trust:
“A2”, Series 2008-2, 3.91%, 1/15/2011	2,224,817	2,239,100
“A3”, Series 2007-2, 4.9%, 2/15/2012	3,408,607	3,470,804
Volkswagen Auto Loan Enhanced Trust, “A2”, Series 2008-1, 3.71%, 4/20/2011	3,930,364	3,961,580
World Omni Auto Receivables Trust, “A3A”, Series 2007-B, 5.28%, 1/17/2012	2,460,882	2,511,392

		55,194,309
Credit Card Receivables 3.4%
American Express Credit Account Master Trust:
“C”, Series 2007-4, 144A, 0.579% ***, 12/17/2012	6,000,000	5,808,974
“C”, Series 2007-6, 144A, 0.599% ***, 1/15/2013	6,000,000	5,789,758
Bank of America Credit Card Trust, “C2”, Series 2007-C2, 0.589% ***, 9/17/2012	10,000,000	9,592,046
Bank One Issuance Trust, “B2”, Series 2004-B2, 4.37%, 4/15/2012	12,850,000	12,929,276
Capital One Multi-Asset Execution Trust:
“A2”, Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,287,226
“B6”, Series 2004-B6, 4.15%, 7/16/2012	5,000,000	5,025,054
“A5”, Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,199,171
Chase Issuance Trust, “C4”, Series 2006-C4, 0.609% ***, 1/15/2014	10,000,000	8,756,370
Washington Mutual Master Note Trust, “C1”, Series 2007-C1, 144A, 0.719% ***, 5/15/2014	7,550,000	7,097,210

		69,485,085

Home Equity Loans 0.8%
Ameriquest Mortgage Securities, Inc., “A6”, Series 2003-5, 4.541%, 4/25/2033	1,480,349	1,021,755
C-Bass CBO Resecuritization, “D2”, 7.25%, 6/1/2032	1,460,068	146,007
Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	4,601,893	3,344,835
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	5,988,433	4,095,110
First Alliance Mortgage Loan Trust, “A1”, Series 1999-4, 8.02%, 3/20/2031	126,692	102,805
GMAC Mortgage Corp. Loan Trust:
“A5”, Series 2003-HE2, 4.59%, 4/25/2033	2,935,830	2,081,970
“A2”, Series 2006-HE3, 5.75%, 10/25/2036	3,166,553	1,962,267
IMC Home Equity Loan Trust, “A8”, Series 1998-3, 6.34%, 8/20/2029	144,715	129,152
Residential Asset Mortgage Products, Inc., “A5”, Series 2003-RZ4, 4.66%, 2/25/2032	1,074,338	1,026,378
Specialty Underwriting & Residential Finance, “A2B”, Series 2006-BC2, 5.573%, 2/25/2037	3,195,992	1,582,350

		15,492,629
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp.:
“A4”, Series 1996-1, 6.5%, 3/15/2027	28,297	28,014
“B2”, Series 1996-5, 8.45%, 7/15/2027 **	5,302,252	0
Lehman ABS Manufactured Housing Contracts, “A6”, Series 2001-B, 6.467%, 8/15/2028	1,847,057	1,296,986
Vanderbilt Mortgage Finance, “A4”, Series 2000-D, 7.715%, 7/7/2027	742,253	713,167

		2,038,167
Miscellaneous 1.6%
Caterpillar Financial Asset Trust, “A2A”, Series 2008-A, 4.09%, 12/27/2010	2,349,540	2,367,840
CIT RV Trust, “A5”, Series 1999-A, 6.24%, 8/15/2015	565,363	566,830
Detroit Edison Securitization Funding LLC, “A4”, Series 2001-1, 6.19%, 3/1/2013	6,872,438	7,149,448
Duane Street CLO, “A”, Series 2005-1A, 144A, 1.224% ***, 11/8/2017	7,778,142	6,494,749
E-Trade RV and Marine Trust, “A3”, Series 2004-1, 3.62%, 10/8/2018	5,161,153	5,027,178
John Deere Owner Trust, “A2”, Series 2008-A, 3.63%, 3/15/2011	2,163,107	2,170,385
National Collegiate Student Loan Trust:
“AIO”, Series 2006-2, Interest Only, 6.0%, 8/25/2011	17,100,000	1,710,000
“AIO”, Series 2006-3, Interest Only, 7.1%, 1/25/2012	24,886,000	2,488,600
SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 1.842% ***, 7/25/2039	5,500,000	3,269,920

		31,244,950

Total Asset-Backed (Cost $196,130,178)		173,455,140
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp., 5.861% ***, 6/1/2031	8,557,234	8,782,298
Federal National Mortgage Association, 6.0%, 11/1/2017	6,678,269	7,085,487
Government National Mortgage Association:
7.0%, 9/20/2038	6,731,269	7,239,006
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,882	2,107

Total Mortgage-Backed Securities Pass-Throughs (Cost $22,939,833)		23,108,898
Commercial Mortgage-Backed Securities 13.7%
Banc of America Commercial Mortgage, Inc.:
“A2”, Series 2005-3, 4.501%, 7/10/2043	10,500,000	10,262,545
“A1”, Series 2008-1, 5.268%, 2/10/2051	7,748,222	7,325,959
Bear Stearns Commercial Mortgage Securities, Inc.:
“X2”, Series 2004-PWR5, Interest Only, 0.775% ****, 7/11/2042	57,275,458	1,176,564
“X2”, Series 2002-TOP8, 144A, Interest Only, 2.083% ****, 8/15/2038	129,232,709	3,078,388
“A1”, Series 2007-PW17, 5.282%, 6/11/2050	4,064,642	4,075,102
“A2”, Series 2001-TOP2, 6.48%, 2/15/2035	9,050,000	9,178,787
Citigroup Commercial Mortgage Trust:

“XP”, Series 2004-C2, 144A, Interest Only, 0.856% ****, 10/15/2041	135,376,505	2,661,664
“A1”, Series 2007-C6, 5.622%, 12/10/2049	9,104,134	9,241,202
Citigroup/Deutsche Bank Commercial Mortgage Trust, “A2B”, Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	10,976,122
Credit Suisse Mortgage Capital Certificates, “A1”, Series 2007-C4, 5.54%, 9/15/2039	7,001,166	7,076,548
CS First Boston Mortgage Securities Corp.:
“A3”, Series 2002-CKN2, 6.133%, 4/15/2037	11,150,000	10,974,450
“A4”, Series 2001-CP4, 6.18%, 12/15/2035	8,144,350	8,226,740
“A4”, Series 2001-CF2, 6.505%, 2/15/2034	7,620,880	7,860,306
Deutsche Mortgage Securities, Inc., “1A1”, Series 2005-WF1, 144A, 5.119% ***, 6/26/2035	3,491,852	3,335,797
GMAC Commercial Mortgage Securities, Inc., “A2”, Series 2001-C1, 6.465%, 4/15/2034	5,302,964	5,391,403
Greenwich Capital Commercial Funding Corp.:
“XP”, Series 2005-GG3, 144A, Interest Only, 0.734% ****, 8/10/2042	277,301,076	4,120,749
“A3”, Series 2004-GG1, 4.344%, 6/10/2036	1,169,771	1,168,793
“A3”, Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	8,105,957
“A2”, Series 2005-GG5, 5.117%, 4/10/2037	11,400,000	10,983,313
“A2”, Series 2007-GG9, 5.381%, 3/10/2039	7,867,000	7,386,474
GS Mortgage Securities Corp. II, “A2”, Series 2006-GG8, 5.479%, 11/10/2039	11,431,000	10,669,400
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A1”, Series 2004-CB9, 3.475%, 6/12/2041	612,922	611,977
“A2”, Series 2004-CB8, 3.837%, 1/12/2039	5,234,000	5,069,463
“A1”, Series 2004-C2, 4.278%, 5/15/2041	745,030	742,757
“A2”, Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	10,958,136
“A2”, Series 2005-LDP3, 4.851%, 8/15/2042	12,020,000	11,487,863
“A1”, Series 2007-C1, 4.98%, 2/15/2051	8,165,709	8,156,276
“A2”, Series 2004-CB9, 5.108%, 6/12/2041	8,000,000	7,524,677
“A2”, Series 2007-LD11, 5.783% ***, 6/15/2049	10,000,000	9,216,022
LB-UBS Commercial Mortgage Trust:
“XCP”, Series 2003-C7, 144A, Interest Only, 0.264% ****, 7/15/2037	119,408,211	209,967
“XCP”, Series 2004-C6, 144A, Interest Only, 0.505% ****, 8/15/2036	56,868,553	611,024
“XCP”, Series 2004-C7, 144A, Interest Only, 0.596% ****, 10/15/2036	168,198,499	2,248,393
“XCP”, Series 2006-C6, Interest Only, 0.663% ****, 9/15/2039	187,760,342	3,700,982
“XCP”, Series 2004-C8, 144A, Interest Only, 0.772% ****, 12/15/2039	294,896,076	2,784,704
“A3”, Series 2004-C2, 3.973%, 3/15/2029	1,500,000	1,327,989
“A2”, Series 2005-C1, 4.31%, 2/15/2030	9,000,000	8,825,935
“A2”, Series 2005-C3, 4.553%, 7/15/2030	10,668,692	10,569,882
“A3”, Series 2004-C4, 5.077% ***, 6/15/2029	10,000,000	9,195,680
Morgan Stanley Capital I, “A1”, Series 2007-IQ16, 5.32%, 12/12/2049	10,359,143	10,386,408
Morgan Stanley Dean Witter Capital I:
“A3”, Series 2001-TOP5, 6.16%, 10/15/2035	122,269	122,203
“A4”, Series 2001-TOP1, 6.66%, 2/15/2033	4,200,438	4,261,414
TIAA Seasoned Commercial Mortgage Trust, “A1”, Series 2007-C4, 5.667% ***, 8/15/2039	4,762,393	4,845,535
Wachovia Bank Commercial Mortgage Trust:
“XP”, Series 2005-C17, 144A, Interest Only, 0.238% ****, 3/15/2042	596,502,502	3,756,176
“A2”, Series 2005-C17, 4.782%, 3/15/2042	6,937,701	6,673,611
“A2”, Series 2007-C32, 5.736% ***, 6/15/2049	10,000,000	9,332,757

Total Commercial Mortgage-Backed Securities (Cost $286,810,620)		275,896,094
Collateralized Mortgage Obligations 8.6%
Banc of America Mortgage Securities, Inc.:
“1A3”, Series 2002-K, 3.7% ***, 10/20/2032	200,495	176,226
“1A1O”, Series 2005-4, 5.25%, 5/25/2035	2,200,000	2,166,164
“A15”, Series 2006-2, 6.0%, 7/25/2046	5,126,612	4,397,845
“3A2”, Series 2004-4, 6.5%, 5/25/2019	4,818,421	4,673,862

Citicorp Mortgage Securities, Inc.:
“A1”, Series 2003-8, 5.5%, 8/25/2033	7,435,048	7,431,065
“1A1”, Series 2005-7, 5.5%, 10/25/2035	3,050,651	2,935,298
“1A2”, Series 2006-5, 6.0%, 10/25/2036	5,771,745	5,287,357
Countrywide Alternative Loan Trust:
“3A3”, Series 2005-20CB, 5.5%, 7/25/2035	3,480,605	3,070,821
“1A4”, Series 2006-43CB, 6.0%, 2/25/2037	5,915,542	4,230,966
Countrywide Home Loans:
“A3”, Series 2003-18, 5.25%, 7/25/2033	7,918,313	7,695,896
“A35”, Series 2005-24, 5.5%, 11/25/2035	8,567,136	6,659,570
CS First Boston Mortgage Securities Corp., “2A1”, Series 2004-AR8, 4.577% ***, 9/25/2034	5,942,943	5,206,290
Fannie Mae Grantor Trust:
“1A1”, Series 2004-T1, 6.0%, 1/25/2044	5,524,093	5,833,097
“A1”, Series 2002-T4, 6.5%, 12/25/2041	2,786,909	2,967,623
Federal Home Loan Mortgage Corp.:
“MA”, Series 2664, 5.0%, 4/15/2030	11,690,865	12,082,034
“DC”, Series 2541, 5.05%, 3/15/2031	5,472,431	5,613,301
“EB”, Series 3062, 5.5%, 9/15/2021	4,504,089	4,653,576
“PA”, Series 2301, 6.0%, 10/15/2013	11,087,097	11,646,318
“BT”, Series 2448, 6.0%, 5/15/2017	5,072	5,449
Federal National Mortgage Association:
“TA”, Series 2007-77, 5.5%, 12/25/2029	6,083,414	6,299,303
“AB”, Series 2006-3, 5.5%, 10/25/2032	14,461,622	14,951,049
“PD”, Series G94-10, 6.5%, 9/17/2009	43	43
“A1”, Series 2003-7, 6.5%, 12/25/2042	3,226,596	3,409,226
First Horizon Alternative Mortgage Securities, “1A1”, Series 2007-FA2, 5.5%, 4/25/2037	7,440,493	5,348,771
First Horizon Mortgage Pass-Through Trust, “2A1”, Series 2005-AR4, 5.34% ***, 10/25/2035	7,004,657	4,850,117
IndyMac INDX Mortgage Loan Trust, “4A1”, Series 2005-AR9, 5.119% ***, 7/25/2035	1,999,620	1,198,634
JPMorgan Mortgage Trust, “2A7”, Series 2004-S2, 5.25%, 11/25/2034	1,174,680	1,124,825
Paine Webber Mortgage Acceptance Corp., “1B2”, Series 1999-4, 144A, 6.46% ***, 7/28/2024	94,409	60,583
PHHMC Mortgage Pass-Through Certificates, “A2”, Series 2006-2, 6.154% ***, 7/18/2036	12,703,277	12,064,013
Provident Funding Mortgage Loan Trust, “2A1”, Series 2005-1, 4.382% ***, 5/25/2035	8,135,636	6,958,806
Prudential Home Mortgage Securities, “4B”, Series 1994-A, 144A, 6.73% ***, 4/28/2024	23,607	22,386
Residential Funding Mortgage Securities I:
“1A4”, Series 2004-S6, 5.5%, 6/25/2034	947,049	945,607
“A5”, Series 2005-S9, 5.75%, 12/25/2035	5,936,558	4,879,338
Residential Funding Mortgage Security I, “A11”, Series 2006-S5, 6.0%, 6/25/2036	2,850,285	2,698,264
Structured Asset Securities Corp., “2A16”, Series 2005-6, 5.5%, 5/25/2035	4,224,138	3,594,924
Wells Fargo Mortgage Backed Securities Trust:
“3A1”, Series 2004-EE, 4.49% ***, 12/25/2034	6,191,529	5,720,391
“6A4”, Series 2005-AR16, 5.002% ***, 10/25/2035	9,146,881	3,723,058

Total Collateralized Mortgage Obligations (Cost $189,956,552)		174,582,096
Government & Agency Obligations 14.7%
Other Government Related 4.6%
American Express Bank FSB, FDIC Guaranteed, 3.15%, 12/9/2011	9,000,000	9,318,969
Citigroup, Inc., FDIC Guaranteed, 2.875%, 12/9/2011 (a)	5,000,000	5,143,450
General Electric Capital Corp., Series G, FDIC Guaranteed, 3.0%, 12/9/2011	9,000,000	9,284,841
GMAC, Inc., FDIC Guaranteed, 2.2%, 12/19/2012	9,230,000	9,192,794

HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011 (a)	4,500,000	4,658,531
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (a)	8,420,000	8,627,881
JPMorgan Chase & Co., FDIC Guaranteed, 2.125%, 12/26/2012	9,100,000	9,053,972

Morgan Stanley:
FDIC Guaranteed, 2.25%, 3/13/2012	4,000,000	4,035,228
FDIC Guaranteed, 3.25%, 12/1/2011 (a)	5,000,000	5,186,920
Sovereign Bank, FDIC Guaranteed, 2.75%, 1/17/2012 (a)	6,125,000	6,206,799
The Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/2012 (a)	10,000,000	10,348,990
US Bancorp., FDIC Guaranteed, 2.25%, 3/13/2012	7,545,000	7,611,449
Wells Fargo & Co., FDIC Guaranteed, 2.125%, 6/15/2012 (a)	5,145,000	5,160,070

		93,829,894
Sovereign Bonds 1.1%
Export Development Canada:
2.375%, 3/19/2012	4,200,000	4,239,849
3.125%, 4/24/2014	5,060,000	5,088,392
Japan Finance Corp., 2.0%, 6/24/2011	4,568,000	4,576,259
Province of Ontario, 4.1%, 6/16/2014	9,230,000	9,412,837

		23,317,337
US Government Sponsored Agencies 8.6%
Federal Home Loan Bank:
1.375%, 5/16/2011	10,000,000	10,030,810
1.625%, 7/27/2011	9,585,000	9,637,737
1.875%, 6/20/2012	14,800,000	14,779,591
6.75% ***, 7/30/2018	4,500,000	4,500,000
7.45% ***, 10/16/2023	10,000,000	9,800,000
Federal Home Loan Mortgage Corp.:
1.625%, 4/26/2011	7,275,000	7,330,384
1.75%, 6/15/2012 (d)	16,050,000	15,991,642
2.125%, 3/23/2012	19,455,000	19,630,912
3.0%, 7/28/2014	18,230,000	18,266,934
8.25% ***, 6/17/2024	3,300,000	3,267,000
Federal National Mortgage Association:
CPI plus 0.25%, 0.0%, 8/8/2011	18,000,000	17,235,000
1.285% ***, 2/27/2023	14,000,000	13,860,000
1.375%, 4/28/2011	9,020,000	9,043,344
1.75%, 3/23/2011	9,400,000	9,489,366
1.875%, 4/20/2012	5,200,000	5,221,143
3.625%, 8/15/2011	5,000,000	5,236,350

		173,320,213
US Treasury Obligations 0.4%
US Treasury Bills:
0.15% *****, 9/17/2009 (e)	7,051,000	7,048,222
0.16% *****, 8/27/2009 (e)	495,000	494,889

		7,543,111

Total Government & Agency Obligations (Cost $296,294,974)		298,010,555
Loan Participations and Assignments 3.9%
Senior Loans ***
AEI Finance Holding LLC:
Term Loan, LIBOR plus 3.0%, 3.308%, 3/30/2012	101,932	81,928
Term Loan, LIBOR plus 3.0%, 3.598%, 3/30/2014	1,898,068	1,525,572

Affiliated Computer Services, Inc., Term Loan B1, LIBOR plus 2.0%, 2.321%, 3/20/2013	1,984,694	1,894,668
Ashland Chemicals, Term Loan B, Prime plus 3.4%, 7.65%, 5/13/2014	733,944	741,508
Asurion Corp., First Lien Term Loan, LIBOR plus 3.0%, 4.016%, 7/3/2014	2,750,000	2,591,875
Atlas Pipeline Partners LP, Term Loan, Prime plus 1.75%, 7.0%, 7/27/2012	2,056,756	1,959,061
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 3.848%, 4/24/2015	300,602	276,789
Term Loan, LIBOR plus 3.25%, 3.848%, 4/24/2015	1,583,166	1,457,756
BE Aerospace, Inc., Term Loan B, Prime plus 1.75%, 5.0%, 7/28/2014	550,838	548,543
Celanese US Holdings LLC, Term Loan, LIBOR plus 1.75%, 2.942%, 4/2/2014	3,959,596	3,682,979
Cequel Communications LLC, Term Loan, Prime plus 1.0%, 4.25%, 11/5/2013	997,455	915,584
Cincinnati Bell, Inc., Term Loan B, LIBOR plus 1.5%, 1.819%, 8/31/2012	3,923,215	3,707,439
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 2.56%, 7/25/2014	190,651	172,042
Term Loan, LIBOR plus 2.25%, 2.924%, 7/25/2014	3,737,128	3,372,347
Constellation Brands, Inc., Term Loan B, LIBOR plus 1.5%, 1.875%, 6/5/2013	2,558,303	2,443,179
Discovery Communications Holdings LLC:
Term Loan B, LIBOR plus 2.0%, 2.598%, 5/14/2014	250,000	238,625
Term Loan C, LIBOR plus 3.25%, 5.25%, 5/14/2014	300,000	300,499
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.81%, 6/20/2013	500,000	406,250
Flextronics International USA:
Term Delay Draw A2, LIBOR plus 2.25%, 2.56%, 10/1/2014	230,769	193,269
Term Delay Draw A3, LIBOR plus 2.25%, 2.56%, 10/1/2014	269,231	225,481
Georgia-Pacific Corp., Term Loan B, LIBOR plus 2.0%, 2.65%, 12/20/2012	1,547,601	1,463,125
Getty Images, Inc., Term Loan, Prime plus 3.0%, 6.25%, 7/2/2015	2,925,469	2,906,819
Goodyear Tire & Rubber Co., Second Lien Term Loan, LIBOR plus 1.75%, 2.07%, 4/30/2014	1,000,000	850,625
Hanesbrands, Inc., Term Loan B, LIBOR plus 4.75%, 5.842%, 9/5/2013	3,923,816	3,907,453
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 2.848%, 11/18/2013	3,398,424	3,077,715
Hughes Network Systems LLC, Term Loan, LIBOR plus 2.5%, 3.188%, 4/15/2014	1,000,000	902,500
Huntsman International LLC, Term Loan, LIBOR plus 1.75%, 2.058%, 4/21/2014	1,979,798	1,791,222
IASIS Healthcare LLC:
Letter of Credit, LIBOR plus 2.1%, 2.31%, 3/14/2014	127,186	116,906
Term Delay Draw, LIBOR plus 2.0%, 2.31%, 3/14/2014	1,183,426	1,087,770
Term Loan B, LIBOR plus 2.0%, 2.31%, 3/14/2014	1,450,438	1,333,199
Ineos US Finance LLC:
Term Loan B2, LIBOR plus 4.5%, 7.501%, 12/16/2013	494,898	366,472
Term Loan C2, LIBOR plus 5.0%, 8.001%, 12/16/2014	494,898	366,967
Jarden Corp., Term Loan B1, LIBOR plus 1.75%, 2.348%, 1/24/2012	1,643,588	1,573,735
Life Technologies Corp., Term Loan B, Prime plus 2.0%, 5.25%, 11/20/2015	99,500	100,121
Lyondell Basell Industries AF SCA:
Debtor in Possession Term Loan, Prime plus 2.69%, 5.94%, 12/15/2009	537,378	450,148
Debtor in Possession Term Loan, Prime plus 9.0%, 13.0%, 12/15/2009	358,483	370,315
Dutch Term Loan, LIBOR plus 3.5%, 3.815%, 12/20/2013	24,183	10,658
Dutch Term Loan A, Prime plus 2.5%, 5.75%, 12/20/2013	56,893	25,073
Term Loan A, Prime plus 2.5%, 5.75%, 12/20/2013	172,781	76,147
Term Loan, Prime plus 2.5%, 5.75%, 12/20/2013	90,685	39,966
German Term Loan B-1, LIBOR plus 3.75%, 4.065%, 12/20/2013	69,426	30,597
German Term Loan B-2, LIBOR plus 3.75%, 4.065%, 12/20/2013	69,426	30,597
German Term Loan B-3, LIBOR plus 3.75%, 4.065%, 12/20/2013	69,426	30,597
Term Loan B-1, LIBOR plus 3.75%, 7.0%, 12/20/2013	301,260	132,770
Term Loan B-2, LIBOR plus 3.75%, 7.0%, 12/20/2013	301,260	132,770
Term Loan B-3, LIBOR plus 3.75%, 7.0%, 12/20/2013	301,260	132,770
Mediacom Illinois LLC, Term Loan C, LIBOR plus 1.75%, 2.05%, 1/31/2015	498,724	459,450
Metavante Corp., Term Loan B, LIBOR plus 1.75%, 2.778%, 11/1/2014	1,979,950	1,928,798
MetroPCS Wireless, Inc., Term Loan B, LIBOR plus 2.25%, 3.313%, 11/4/2013	1,994,885	1,900,806
Mylan Laboratories, Inc., Term Loan B, LIBOR plus 3.25%, 3.875%, 10/2/2014	1,949,749	1,887,337

	Nebraska Book Co., Inc., Term Loan, LIBOR plus 6.0%, 9.25%, 3/4/2011			1,000,000	972,500
	Neiman Marcus Group, Inc., Term Loan B, LIBOR plus 2.0%, 2.629%, 4/6/2013			2,000,000	1,533,750
	NewPage Corp., First Lien Term Loan, LIBOR plus 3.75%, 4.063%, 12/21/2014			2,000,000	1,736,250
	Oshkosh Truck Corp., Term Loan B, Prime plus 5.0%, 8.25%, 12/6/2013			962,429	889,645
	Pinnacle Foods Holdings Corp., Term Loan B, LIBOR plus 2.75%, 3.066%, 4/2/2014			2,000,000	1,798,750
	Psychiatric Solutions, Inc., Term Loan B, LIBOR plus 1.75%, 2.068%, 7/1/2012			2,189,154	2,049,596
	Quebecor World, Inc., Term Loan, Prime plus 5.0%, 8.25%, 7/10/2012			1,000,000	950,000
	Regal Cinemas, Inc., Term Loan, LIBOR plus 3.75%, 4.348%, 10/28/2013			1,979,695	1,935,420
	Rockwood Specialties Group, Inc., Term Loan H, LIBOR plus 4.0%, 6.0%, 5/15/2014			1,948,454	1,942,365
	Sorenson Communications, Inc., Term Loan C, LIBOR plus 2.5%, 2.81%, 8/16/2013			1,000,000	916,250
Sun Healthcare Group, Inc.:
Letter of Credit, LIBOR minus 0.1%, 0.498%, 4/21/2014				242,439	216,983
Term Loan B, LIBOR plus 2.0%, 3.631%, 4/21/2014				1,154,419	1,033,205
	SunGard Data Systems, Inc., Term Loan A, LIBOR plus 1.75%, 2.724%, 2/28/2014			2,972,133	2,764,083
Telesat Canada:
Term Delay Draw, LIBOR plus 3.0%, 3.31%, 10/31/2014				156,146	145,867
Term Loan II, LIBOR plus 3.0%, 3.31%, 10/31/2014				1,819,494	1,699,717
	Texas Competitive Electric Holdings Co., LLC, Term Loan B3, LIBOR plus 3.5%, 3.821%, 10/10/2014			994,950	712,125
	Time Warner Telecom Holdings, Inc., Term Loan B, LIBOR plus 2.0%, 2.31%, 1/7/2013			1,000,000	947,915
	West Corp., Term Loan B2, LIBOR plus 2.375%, 2.693%, 10/24/2013			1,969,748	1,803,679

Total Loan Participations and Assignments (Cost $79,824,912)					78,266,922
Municipal Bonds and Notes 0.5%
California, State General Obligation, Series 3, 5.65%, 4/1/2039				2,865,000	2,835,892
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014				7,260,000	7,555,700

Total Municipal Bonds and Notes (Cost $10,134,263)					10,391,592
Preferred Security 0.0%
Financials
	Xerox Capital Trust I, 8.0%, 2/1/2027 (Cost $32,932)			32,000	24,320
				Shares	Value ($)

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 0.48% (f) (g) (Cost $41,875,260)				41,875,260	41,875,260
Cash Equivalents 5.5%
Cash Management QP Trust, 0.27% (f) (Cost $111,735,070)				111,735,070	111,735,070
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,123,447,432) †				103.0	2,081,584,331
Other Assets and Liabilities, Net				(3.0)	(60,038,574)

Net Assets				100.0	2,021,545,757

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

	*			Non-income producing security.
	**			Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)

ARCO Chemical Co.	9.8%	2/1/2020	315,000	USD	357,144	99,225
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	4,200
Green Tree Financial Corp., “B2”,, Series 1996-5	8.45%	7/15/2027	5,302,252	USD	5,817,407	0
Idearc, Inc.	8.0%	11/15/2016	115,000	USD	88,300	3,019
R.H. Donnelley Corp.	8.875%	10/15/2017	145,000	USD	139,993	7,431
					6,432,844	113,875

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

****				These securities are shown at their current rate as of June 30, 2009.
*****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,125,430,760. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $43,846,429. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,370,466 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $71,216,895.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $40,554,648 which is 2.0% of net assets.
(b)				Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.
(c)				When-issued security.
(d)				At June 30, 2009 this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(e)				At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2009, the Fund had unfunded loan commitments of $273,481, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower		Unfunded Loan Commitment ($)		Value ($)		Unrealized Appreciation/ (Depreciation) ($)

Bausch & Lomb, Inc., Term Delay Draw, LIBOR plus 3.25%, 3.848%, 4./24/2015	95,367	92,263	(3,104)
Lyondell Basell Industries AF SCA, Debtor in Possession Term Loan, Prime plus 9.0%, 13.0%, 12/15/2009	178,114	185,072	6,958
Total	273,481	277,335	3,854

At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2009	289	23,992,492	24,174,130	181,638
10 Year Canadian Government Bond	9/21/2009	19	1,988,854	1,980,776	(8,078)
10 Year US Treasury Note	9/21/2009	354	41,288,913	41,158,031	(130,882)
Federal Republic of Germany Euro-Schatz	9/8/2009	559	84,457,410	84,614,392	156,982
United Kingdom Long Gilt Bond	9/28/2009	100	19,340,431	19,426,516	86,085
Total net unrealized appreciation					285,745

At June 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	9/10/2009	45	63,541,719	64,509,265	(967,546)
2 Year US Treasury Note	9/30/2009	130	28,180,063	28,108,438	71,625
3 Year Australian Treasury Bond	9/15/2009	173	14,471,143	14,422,257	48,886
5 Year US Treasury Note	9/30/2009	2,627	302,832,283	301,366,156	1,466,127
Federal Republic of Germany Euro-Bund	9/8/2009	149	24,831,569	25,308,690	(477,121)
Total net unrealized appreciation					141,971

At June 30, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

6/26/2009 6/27/2011	60,000,000[1]	Fixed — 1.597%	Floating — LIBOR	0
6/26/2009 6/26/2012	20,000,000[1]	Fixed — 2.26%	Floating — LIBOR	0
6/29/2009 7/1/2013	20,000,000[2]	Fixed — 2.71%	Floating — LIBOR	0
Total unrealized appreciation				0

At June 30, 2009, total return swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

6/1/2009 6/1/2012	76,400,000[2]	0.425%	Global Interest Rate Strategy Index	(863,995)	77,000	(940,995)
Counterparties:
1			Bank of America
2			Citigroup, Inc.
At June 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	19,416,157	JPY	1,901,366,000	7/15/2009	324,405
USD	3,715,299	NZD	5,860,000	7/15/2009	62,142
EUR	9,785,000	USD	13,774,932	7/15/2009	47,856
NOK	6,183,000	USD	979,167	7/15/2009	18,004
SEK	81,959,000	USD	10,738,722	7/15/2009	115,391
Total unrealized appreciation					567,798

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	16,316,346	AUD	20,205,000	7/15/2009	(54,681)
USD	12,519,440	CAD	13,806,000	7/15/2009	(649,029)
USD	27,844,261	CHF	29,922,000	7/15/2009	(300,145)
GBP	5,264,000	USD	8,642,751	7/15/2009	(17,474)
Total unrealized depreciation					(1,021,329)

Currency Abbreviations
AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NOK	Norwegian Krone
CHF	Swiss Franc		NZD	New Zealand Dollar
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$ —	$ 881,228,880	$ 13,009,504	$ 894,238,384
Mortgage-Backed Securities Pass-Throughs	—	23,108,898	—	23,108,898
Asset-Backed	—	165,104,384	8,350,756	173,455,140
Commercial Mortgage-Backed Securities	—	275,896,094	—	275,896,094
Collateralized Mortgage Obligations	—	174,582,096	—	174,582,096
Government & Agency Obligations	—	260,165,444	30,302,000	290,467,444
Loan Participation & Assignments	—	69,545,171	8,721,751	78,266,922
Municipal Bonds and Notes	—	10,391,592	—	10,391,592

Preferred Security	—	24,320	—	24,320
Short-Term Investments(h)	41,875,260	119,278,181	—	161,153,441
Other Receivables	—	3,854	—	3,854
Derivatives(i)	427,716	567,798	—	995,514
Total	$ 42,302,976	$ 1,979,896,712	$ 60,384,011	$2,082,583,699

Liabilities
Derivatives(i)	$ —	$ (1,962,324)	$ —	$ (1,962,324)
Total	$ —	$ (1,962,324)	$ —	$ (1,962,324)
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures, interest rate swap, total return swap and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Loan Participations and Assignments	Total
Balance as of September 30, 2008	$ 15,000,000	$ 2,896,475	$ 45,800,819	$ 5,590,941	$ 69,288,235
Realized gains (loss)	—	—	(1,920)	(107,650)	(109,570)
Change in unrealized appreciation (depreciation)	(2,120,752)	(808,473)	(797,325)	831,324	(2,895,226)
Amortization premium/ discount	746	(670,216)	33,426	45,037	(591,007)
Net purchases (sales)	87,028	6,932,970	(14,733,000)	(133,848)	(7,846,850)
Net transfers in (out) of Level 3	42,482	—	—	2,495,947	2,538,429
Balance as of June 30, 2009	$ 13,009,504	$ 8,350,756	$ 30,302,000	$ 8,721,751	$ 60,384,011
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	$ (2,120,752)	$ (808,473)	$ (849,981)	$ 802,174	$ (2,977,032)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures, options, forward foreign currency exchange contracts and swaps.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts	Total Return Swaps
Interest Rate Contracts	$ 427,716	$ —	$ (940,995)
Foreign Exchange Contracts	$ —	$ (453,531)	$ —

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may enter into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Swaps. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund’s underlying investments. The Fund may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009